December 31, 2006	• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Annual
Report

Pacific Life & Annuity

Statements of Assets and Liabilities
PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

	Variable Accounts
	International	International	Equity	Small-Cap	Diversified		American Funds®
	Value	Small-Cap	Index	Index	Research	Equity	Growth-Income

ASSETS
Investments:
International Value Portfolio	$777,218
International Small-Cap Portfolio		$52,713
Equity Index Portfolio			$1,469,853
Small-Cap Index Portfolio				$982,694
Diversified Research Portfolio					$348,504
Equity Portfolio						$70,246
American Funds Growth-Income Portfolio							$383,996
Receivables:
Due from Pacific Life & Annuity Company	812	97	720	451	693	234	365

Total Assets	778,030	52,810	1,470,573	983,145	349,197	70,480	384,361

LIABILITIES
Payables:
Fund shares purchased	812	97	720	451	693	234	365
Other	—	—	—	—	—	—	3

Total Liabilities	812	97	720	451	693	234	368

NET ASSETS	$777,218	$52,713	$1,469,853	$982,694	$348,504	$70,246	$383,993

Units Outstanding	58,270	5,195	136,263	58,003	25,599	8,931	30,749

Accumulation Unit Value	$13.34	$10.15	$10.79	$16.94	$13.61	$7.87	$12.49

Cost of Investments	$440,689	$50,732	$1,186,314	$801,411	$274,342	$53,296	$357,139

	American Funds	Large-Cap		Short Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond	LT

ASSETS
Investments:
American Funds Growth Portfolio	$192,959
Large-Cap Value Portfolio		$2,213,817
Technology Portfolio			$182,841
Short Duration Bond Portfolio				$450,491
Concentrated Growth Portfolio					$47,548
Diversified Bond Portfolio						$60,995
Growth LT Portfolio							$529,505
Receivables:
Due from Pacific Life & Annuity Company	280	546	71	157	—	62	665

Total Assets	193,239	2,214,363	182,912	450,648	47,548	61,057	530,170

LIABILITIES
Payables:
Fund shares purchased	280	546	71	157	—	62	665

Total Liabilities	280	546	71	157	—	62	665

NET ASSETS	$192,959	$2,213,817	$182,841	$450,491	$47,548	$60,995	$529,505

Units Outstanding	14,912	162,919	23,854	41,628	8,739	5,806	75,815

Accumulation Unit Value	$12.94	$13.59	$7.66	$10.82	$5.44	$10.51	$6.98

Cost of Investments	$170,031	$1,960,391	$121,770	$454,345	$34,113	$60,363	$358,079

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006

	Variable Accounts
	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Fasciano
	30	Sciences	Value	Growth (1)	Opportunities	Large-Cap	Small Equity

ASSETS
Investments:
Focused 30 Portfolio	$192,211
Health Sciences Portfolio		$433,440
Mid-Cap Value Portfolio			$2,424,822
Large-Cap Growth Portfolio (1)				$1,473,864
Capital Opportunities Portfolio					$206,233
International Large-Cap Portfolio						$1,116,571
Fasciano Small Equity Portfolio							$164,649
Receivables:
Due from Pacific Life & Annuity Company	11	69	761	411	100	1,128	230

Total Assets	192,222	433,509	2,425,583	1,474,275	206,333	1,117,699	164,879

LIABILITIES
Payables:
Fund shares purchased	11	69	761	411	100	1,128	230

Total Liabilities	11	69	761	411	100	1,128	230

NET ASSETS	$192,211	$433,440	$2,424,822	$1,473,864	$206,233	$1,116,571	$164,649

Units Outstanding	10,986	32,721	115,535	177,578	20,631	81,318	18,493

Accumulation Unit Value	$17.50	$13.25	$20.99	$8.30	$10.00	$13.73	$8.90

Cost of Investments	$87,563	$351,726	$2,030,390	$1,329,145	$158,465	$708,558	$117,222

	Small-Cap	Multi-	Main Street®	Emerging	Managed	Inflation	Money
	Value	Strategy	Core	Markets	Bond	Managed	Market

ASSETS
Investments:
Small-Cap Value Portfolio	$408,109
Multi-Strategy Portfolio		$312,736
Main Street Core Portfolio			$807,870
Emerging Markets Portfolio				$2,371,300
Managed Bond Portfolio					$1,305,374
Inflation Managed Portfolio						$786,687
Money Market Portfolio							$963,649
Receivables:
Due from Pacific Life & Annuity Company	135	269	632	337	660	478	358

Total Assets	408,244	313,005	808,502	2,371,637	1,306,034	787,165	964,007

LIABILITIES
Payables:
Fund shares purchased	135	269	632	291	660	478	355

Total Liabilities	135	269	632	291	660	478	355

NET ASSETS	$408,109	$312,736	$807,870	$2,371,346	$1,305,374	$786,687	$963,652

Units Outstanding	18,990	23,774	73,634	82,005	88,435	52,482	81,529

Accumulation Unit Value	$21.49	$13.15	$10.97	$28.92	$14.76	$14.99	$11.82

Cost of Investments	$390,908	$249,308	$572,861	$1,273,145	$1,311,408	$823,995	$963,936

(1)	Formerly named Blue Chip Variable Account and Blue Chip Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006

	Variable Accounts
	High Yield		Mid-Cap	Real	VN Small-Cap
	Bond	Comstock	Growth	Estate	Value	II	III

ASSETS
Investments:
High Yield Bond Portfolio	$396,089
Comstock Portfolio		$477,583
Mid-Cap Growth Portfolio			$382,075
Real Estate Portfolio				$2,215,155
VN Small-Cap Value Portfolio					$15,668
Turner Core Growth Fund						$12,461
Frontier Capital Appreciation Fund							$8,056
Receivables:
Due from Pacific Life & Annuity Company	100	234	259	510	21	—	—

Total Assets	396,189	477,817	382,334	2,215,665	15,689	12,461	8,056

LIABILITIES
Payables:
Fund shares purchased	100	234	259	510	21	—	—

Total Liabilities	100	234	259	510	21	—	—

NET ASSETS	$396,089	$477,583	$382,075	$2,215,155	$15,668	$12,461	$8,056

Units Outstanding	28,433	37,776	39,102	64,328	1,163	889	534

Accumulation Unit Value	$13.93	$12.64	$9.77	$34.44	$13.48	$14.01	$15.10

Cost of Investments	$373,704	$414,972	$301,166	$1,512,818	$14,737	$9,505	$6,565

		Fidelity® VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	BlackRock	BlackRock
		Contrafund®	Growth	Mid Cap	Value Strategies	Basic Value	Global Allocation
		Portfolio	Portfolio	Portfolio	Portfolio	V.I. Fund	V.I. Fund
	V	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Class III (1)	Class III (2)

ASSETS
Investments:
Business Opportunity Value Fund	$12,497
Fidelity VIP Contrafund® Portfolio Service Class 2		$191,157
Fidelity VIP Growth Portfolio Service Class 2			$4,417
Fidelity VIP Mid Cap Portfolio Service Class 2				$64,881
Fidelity VIP Value Strategies Portfolio Service Class 2					$341
BlackRock Basic Value V.I. Fund Class III (1)						$2,453
BlackRock Global Allocation V.I. Fund Class III (2)							$28,527
Receivables:
Due from Pacific Life & Annuity Company	—	25	—	204	—	—	16

Total Assets	12,497	191,182	4,417	65,085	341	2,453	28,543

LIABILITIES
Payables:
Fund shares purchased	—	25	—	204	—	—	16

Total Liabilities	—	25	—	204	—	—	16

NET ASSETS	$12,497	$191,157	$4,417	$64,881	$341	$2,453	$28,527

Units Outstanding	889	15,696	421	5,799	31	216	2,402

Accumulation Unit Value	$14.05	$12.18	$10.49	$11.19	$11.18	$11.34	$11.88

Cost of Investments	$10,895	$191,843	$4,300	$61,305	$308	$2,432	$27,770

(1)	Formerly named Mercury Basic Value V.I. Fund Class III Variable Account and Mercury Basic Value V.I. Fund Class III.

(2)	Formerly named Mercury Global Allocation V.I. Fund Class III Variable Account and Mercury Global Allocation V.I. Fund Class III.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006

	Variable Accounts
			Van Eck
	T. Rowe Price	T. Rowe Price	Worldwide
	Blue Chip Growth	Equity Income	Hard Assets
	Portfolio - II	Portfolio - II	Fund

ASSETS
Investments:
T. Rowe Price Blue Chip Growth Portfolio — II	$44,545
T. Rowe Price Equity Income Portfolio — II		$30,474
Van Eck Worldwide Hard Assets Fund			$59,608
Receivables:
Due from Pacific Life & Annuity Company	209	—	103

Total Assets	44,754	30,474	59,711

LIABILITIES
Payables:
Fund shares purchased	209	—	103

Total Liabilities	209	—	103

NET ASSETS	$44,545	$30,474	$59,608

Units Outstanding	4,109	2,585	3,956

Accumulation Unit Value	$10.84	$11.79	$15.07

Cost of Investments	$41,875	$28,184	$52,757

See Notes to Financial Statements

STATEMENTS OF OPERATIONS
PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

	Variable Accounts
	International	International	Equity	Small-Cap	Diversified		American Funds
	Value	Small-Cap (1)	Index	Index	Research	Equity	Growth-Income

INVESTMENT INCOME
Dividends	$11,252	$63	$24,270	$14,354	$2,205	$257	$4,408

Net Investment Income	11,252	63	24,270	14,354	2,205	257	4,408

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,190	(127)	628	27,281	14	1,513	(133)
Capital gain distributions	—	—	41,189	145,108	7,440	—	8,393

Realized Gain (Loss)	1,190	(127)	41,817	172,389	7,454	1,513	8,260

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	146,505	1,981	131,915	(10,693)	26,772	4,076	23,287

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,947	$1,917	$198,002	$176,050	$36,431	$5,846	$35,955

	American Funds	Large-Cap		Short Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond (1)	LT

INVESTMENT INCOME
Dividends	$842	$25,468	$—	$17,693	$—	$1,689	$3,133

Net Investment Income	842	25,468	—	17,693	—	1,689	3,133

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(541)	(65)	(452)	(1,605)	(30)	25	(1,411)
Capital gain distributions	1,660	193,316	—	—	—	371	—

Realized Gain (Loss)	1,119	193,251	(452)	(1,605)	(30)	396	(1,411)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	12,888	49,099	15,031	1,930	4,347	633	43,806

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,849	$267,818	$14,579	$18,018	$4,317	$2,718	$45,528

	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Fasciano
	30	Sciences	Value	Growth (2)	Opportunities	Large-Cap	Small Equity

INVESTMENT INCOME
Dividends	$124	$—	$15,134	$2,838	$1,042	$27,388	$436

Net Investment Income	124	—	15,134	2,838	1,042	27,388	436

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	4,467	1,375	(4,028)	(2,957)	(65)	4,389	668
Capital gain distributions	—	55,017	327,892	—	134	26,802	—

Realized Gain (Loss)	4,467	56,392	323,864	(2,957)	69	31,191	668

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	35,388	(22,625)	(29,762)	(39,311)	22,443	175,596	7,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,979	$33,767	$309,236	($39,430)	$23,554	$234,175	$8,687

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Managed	Inflation	Money
	Value	Strategy	Core	Markets	Bond	Managed	Market

INVESTMENT INCOME
Dividends	$8,856	$7,866	$9,609	$15,867	$51,734	$31,457	$91,742

Net Investment Income	8,856	7,866	9,609	15,867	51,734	31,457	91,742

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(5,986)	1,996	1,957	22,426	(8,911)	(10,783)	370
Capital gain distributions	95,932	6,801	—	299,567	—	24,446	—

Realized Gain (Loss)	89,946	8,797	1,957	321,993	(8,911)	13,663	370

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(35,612)	17,724	96,918	142,060	17,282	(42,178)	88

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,190	$34,387	$108,484	$479,920	$60,105	$2,942	$92,200

	High Yield		Mid-Cap	Real	VN Small-Cap
	Bond	Comstock	Growth	Estate	Value	II	III

INVESTMENT INCOME
Dividends	$29,101	$6,668	$804	$57,909	$103	$73	$—

Net Investment Income	29,101	6,668	804	57,909	103	73	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,151)	(1,623)	(2,122)	(1,585)	194	76	17
Capital gain distributions	—	38,058	6,008	333,552	1,246	481	738

Realized Gain (Loss)	(1,151)	36,435	3,886	331,967	1,440	557	755

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	7,248	21,751	12,183	198,936	634	360	397

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,198	$64,854	$16,873	$588,812	$2,177	$990	$1,152

		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	BlackRock	BlackRock
		Contrafund®	Growth	Mid Cap	Value Strategies	Basic Value	Global Allocation
		Portfolio	Portfolio	Portfolio	Portfolio	V.I. Fund	V.I. Fund
	V	Service Class 2	Service Class 2 (1)	Service Class 2	Service Class 2 (1)	Class III (1),(2)	Class III (2)

INVESTMENT INCOME
Dividends	$59	$1,226	$—	$4	$—	$34	$768

Net Investment Income	59	1,226	—	4	—	34	768

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	3	(463)	(7)	(347)	—	1	64
Capital gain distributions	957	13,993	—	298	—	232	1,165

Realized Gain (Loss)	960	13,530	(7)	(49)	—	233	1,229

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	518	(731)	117	3,574	33	21	779

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,537	$14,025	$110	$3,529	$33	$288	$2,776

(1)	Operation commenced during 2006 (See Note 1 to Financial Statements).

(2)	BlackRock Basic Value V.I. Fund Class III and BlackRock Global Allocation V.I. Fund Class III Variable Accounts were formerly named Mercury Basic Value V.I. Fund Class III and Mercury Global Allocation V.I. Fund Class III Variable Accounts, respectively.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006

	Variable Accounts
			Van Eck
	T. Rowe Price	T. Rowe Price	Worldwide
	Blue Chip Growth	Equity Income	Hard Assets
	Portfolio - II	Portfolio - II	Fund

INVESTMENT INCOME
Dividends	$86	$388	$6

Net Investment Income	86	388	6

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(75)	56	(418)
Capital gain distributions	—	817	470

Realized Gain (Loss)	(75)	873	52

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	2,743	2,356	6,747

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,754	$3,617	$6,805

See Notes to Financial Statements

Statements of Changes in Net Assets
PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	International Value		International Small-Cap		Equity Index
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2006	2005	2006 (1)		2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,252	$11,735	$63		$24,270	$16,571
Realized gain (loss)	1,190	7,774	(127)		41,817	2,986
Change in unrealized appreciation on investments	146,505	41,052	1,981		131,915	31,965

Net Increase in Net Assets Resulting from Operations	158,947	60,561	1,917		198,002	51,522

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	97,049	102,310	2,629		160,098	228,495
Transfers between variable and fixed accounts, net	1,488	277,010	51,291		(6,507)	206,943
Transfers—policy charges and deductions	(70,562)	(67,019)	(3,188)		(118,405)	(98,726)
Transfers—surrenders	(6,085)	(274,928)	(149)		(18,603)	(11,765)
Transfers—other	(4,155)	(6,408)	213		(7,544)	(8,815)

Net Increase in Net Assets Derived from Policy Transactions	17,735	30,965	50,796		9,039	316,132

NET INCREASE IN NET ASSETS	176,682	91,526	52,713		207,041	367,654

NET ASSETS
Beginning of Year or Period	600,536	509,010	—		1,262,812	895,158

End of Year or Period	$777,218	$600,536	$52,713		$1,469,853	$1,262,812

	Small-Cap Index		Diversified Research		Equity
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$14,354	$3,619	$2,205	$1,237	$257	$198
Realized gain (loss)	172,389	6,050	7,454	2,985	1,513	(455)
Change in unrealized appreciation (depreciation) on investments	(10,693)	21,468	26,772	9,458	4,076	4,730

Net Increase in Net Assets Resulting from Operations	176,050	31,137	36,431	13,680	5,846	4,473

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	146,621	154,956	52,511	45,828	9,761	11,819
Transfers between variable and fixed accounts, net	(286,255)	212,808	7,365	9,342	(18,969)	16,918
Transfers—policy charges and deductions	(126,123)	(119,366)	(33,329)	(48,069)	(6,388)	(6,980)
Transfers—surrenders	(5,306)	(18,762)	(2,514)	(4,890)	(435)	(2,888)
Transfers—other	(7,848)	(6,895)	(2,636)	(21,592)	41	29

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(278,911)	222,741	21,397	(19,381)	(15,990)	18,898

NET INCREASE (DECREASE) IN NET ASSETS	(102,861)	253,878	57,828	(5,701)	(10,144)	23,371

NET ASSETS
Beginning of Year	1,085,555	831,677	290,676	296,377	80,390	57,019

End of Year	$982,694	$1,085,555	$348,504	$290,676	$70,246	$80,390

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	American Funds Growth-Income		American Funds Growth		Large-Cap Value
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (1)	2006	2005 (1)	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,408	$667	$842	$342	$25,468	$12,445
Realized gain	8,260	218	1,119	473	193,251	6,985
Change in unrealized appreciation on investments	23,287	3,570	12,888	10,040	49,099	32,631

Net Increase in Net Assets Resulting from Operations	35,955	4,455	14,849	10,855	267,818	52,061

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	50,749	7,652	55,504	12,451	315,544	204,295
Transfers between variable and fixed accounts, net	262,994	59,711	54,859	73,526	829,777	(154,439)
Transfers—policy charges and deductions	(27,924)	(4,118)	(21,701)	(5,451)	(129,515)	(117,610)
Transfers—surrenders	(4,629)	—	(643)	—	(24,776)	(28,160)
Transfers—other	(784)	(68)	(1,262)	(28)	(7,072)	(14,941)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	280,406	63,177	86,757	80,498	983,958	(110,855)

NET INCREASE (DECREASE) IN NET ASSETS	316,361	67,632	101,606	91,353	1,251,776	(58,794)

NET ASSETS
Beginning of Year or Period	67,632	—	91,353	—	962,041	1,020,835

End of Year or Period	$383,993	$67,632	$192,959	$91,353	$2,213,817	$962,041

	Technology		Short Duration Bond		Concentrated Growth (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$17,693	$8,745	$—	$—
Realized gain (loss)	(452)	2,307	(1,605)	(1,306)	(30)	444
Change in unrealized appreciation (depreciation) on investments	15,031	21,305	1,930	(2,809)	4,347	912

Net Increase in Net Assets Resulting from Operations	14,579	23,612	18,018	4,630	4,317	1,356

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	39,121	40,077	73,108	48,728	8,238	16,452
Transfers between variable and fixed accounts, net	8,600	(84,549)	8,464	139,758	(927)	2,795
Transfers—policy charges and deductions	(28,391)	(44,507)	(38,933)	(30,040)	(8,955)	(7,852)
Transfers—surrenders	(3,541)	(977)	(4,867)	(1,442)	—	(289)
Transfers—other	(722)	(299)	(5,148)	(5,003)	7	(573)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	15,067	(90,255)	32,624	152,001	(1,637)	10,533

NET INCREASE (DECREASE) IN NET ASSETS	29,646	(66,643)	50,642	156,631	2,680	11,889

NET ASSETS
Beginning of Year	153,195	219,838	399,849	243,218	44,868	32,979

End of Year	$182,841	$153,195	$450,491	$399,849	$47,548	$44,868

(1)	Operations commenced on May 6, 2005.

(2)	Formerly named I-Net TollkeeperSMVariable Account. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Diversified Bond		Growth LT		Focused 30
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006 (1)		2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,689		$3,133	$1,162	$124	$1,353
Realized gain (loss)	396		(1,411)	3,889	4,467	1,522
Change in unrealized appreciation on investments	633		43,806	32,573	35,388	28,477

Net Increase in Net Assets Resulting from Operations	2,718		45,528	37,624	39,979	31,352

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,951		107,731	169,900	22,036	16,776
Transfers between variable and fixed accounts, net	56,678		(36,861)	(42,429)	21,517	9,692
Transfers—policy charges and deductions	(4,307)		(61,837)	(64,119)	(49,614)	(44,072)
Transfers—surrenders	(156)		(3,747)	(17,324)	(11,590)	(457)
Transfers—other	111		(1,511)	(706)	(2,285)	(331)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	58,277		3,775	45,322	(19,936)	(18,392)

NET INCREASE IN NET ASSETS	60,995		49,303	82,946	20,043	12,960

NET ASSETS
Beginning of Year or Period	—		480,202	397,256	172,168	159,208

End of Year or Period	$60,995		$529,505	$480,202	$192,211	$172,168

	Health Sciences		Mid-Cap Value		Large-Cap Growth (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$15,134	$9,714	$2,838	$4,384
Realized gain (loss)	56,392	6,546	323,864	126,614	(2,957)	(2,532)
Change in unrealized appreciation (depreciation) on investments	(22,625)	46,809	(29,762)	13,496	(39,311)	35,242

Net Increase (Decrease) in Net Assets Resulting from Operations	33,767	53,355	309,236	149,824	(39,430)	37,094

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	85,468	110,337	347,758	350,472	281,950	295,864
Transfers between variable and fixed accounts, net	(41,646)	12,644	63,679	139,406	24,397	92,313
Transfers—policy charges and deductions	(48,547)	(44,721)	(156,230)	(137,991)	(95,036)	(92,717)
Transfers—surrenders	(5,885)	(4,989)	(20,548)	(45,519)	(20,785)	(24,136)
Transfers—other	(2,733)	(722)	(4,404)	(12,695)	(1,953)	(5,872)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,343)	72,549	230,255	293,673	188,573	265,452

NET INCREASE IN NET ASSETS	20,424	125,904	539,491	443,497	149,143	302,546

NET ASSETS
Beginning of Year	413,016	287,112	1,885,331	1,441,834	1,324,721	1,022,175

End of Year	$433,440	$413,016	$2,424,822	$1,885,331	$1,473,864	$1,324,721

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Capital Opportunities		International Large-Cap		Fasciano Small Equity (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,042	$1,740	$27,388	$5,497	$436	$313
Realized gain (loss)	69	152	31,191	15,381	668	(538)
Change in unrealized appreciation on investments	22,443	2,616	175,596	63,266	7,583	4,385

Net Increase in Net Assets Resulting from Operations	23,554	4,508	234,175	84,144	8,687	4,160

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	31,126	83,695	146,029	139,242	42,953	43,692
Transfers between variable and fixed accounts, net	1,260	(7,687)	51,451	36,712	(9,375)	14,295
Transfers—policy charges and deductions	(17,150)	(16,538)	(109,955)	(81,438)	(28,889)	(28,767)
Transfers—surrenders	(788)	(1,733)	(6,465)	(18,863)	(915)	(4,653)
Transfers—other	1,290	(1,052)	(8,431)	(12,032)	(1,024)	249

Net Increase in Net Assets Derived from Policy Transactions	15,738	56,685	72,629	63,621	2,750	24,816

NET INCREASE IN NET ASSETS	39,292	61,193	306,804	147,765	11,437	28,976

NET ASSETS
Beginning of Year	166,941	105,748	809,767	662,002	153,212	124,236

End of Year	$206,233	$166,941	$1,116,571	$809,767	$164,649	$153,212

	Small-Cap Value		Multi-Strategy		Main Street Core
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,856	$3,423	$7,866	$6,824	$9,609	$7,719
Realized gain (loss)	89,946	9,521	8,797	(291)	1,957	(1,021)
Change in unrealized appreciation (depreciation) on investments	(35,612)	17,350	17,724	4,596	96,918	30,855

Net Increase in Net Assets Resulting from Operations	63,190	30,294	34,387	11,129	108,484	37,553

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	67,689	40,845	59,674	76,533	81,694	101,671
Transfers between variable and fixed accounts, net	33,972	52,102	(24,952)	1,529	(18,851)	73,246
Transfers—policy charges and deductions	(34,335)	(21,054)	(29,407)	(32,713)	(70,349)	(60,111)
Transfers—surrenders	(1,457)	(1,018)	(25,540)	(14,716)	(11,822)	(11,385)
Transfers—other	(7,228)	(6,179)	(5,967)	(1,378)	(4,465)	(270)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	58,641	64,696	(26,192)	29,255	(23,793)	103,151

NET INCREASE IN NET ASSETS	121,831	94,990	8,195	40,384	84,691	140,704

NET ASSETS
Beginning of Year	286,278	191,288	304,541	264,157	723,179	582,475

End of Year	$408,109	$286,278	$312,736	$304,541	$807,870	$723,179

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Emerging Markets		Managed Bond		Inflation Managed
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$15,867	$14,879	$51,734	$35,854	$31,457	$25,100
Realized gain (loss)	321,993	1,477	(8,911)	28,446	13,663	32,446
Change in unrealized appreciation (depreciation) on investments	142,060	503,628	17,282	(37,111)	(42,178)	(39,257)

Net Increase in Net Assets Resulting from Operations	479,920	519,984	60,105	27,189	2,942	18,289

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	215,967	271,558	170,795	212,140	138,633	126,557
Transfers between variable and fixed accounts, net	(82,580)	104,151	(32,302)	222,992	(76,872)	142,574
Transfers—policy charges and deductions	(91,943)	(101,687)	(136,085)	(115,137)	(89,004)	(98,470)
Transfers—surrenders	(18,078)	(4,941)	(29,884)	(31,738)	(9,020)	(9,420)
Transfers—other	(2,978)	(1,726)	3,126	(8,909)	(5,593)	(11,000)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	20,388	267,355	(24,350)	279,348	(41,856)	150,241

NET INCREASE (DECREASE) IN NET ASSETS	500,308	787,339	35,755	306,537	(38,914)	168,530

NET ASSETS
Beginning of Year	1,871,038	1,083,699	1,269,619	963,082	825,601	657,071

End of Year	$2,371,346	$1,871,038	$1,305,374	$1,269,619	$786,687	$825,601

	Money Market		High Yield Bond		Comstock
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$91,742	$33,410	$29,101	$26,356	$6,668	$3,818
Realized gain (loss)	370	201	(1,151)	(2,306)	36,435	7,154
Change in unrealized appreciation (depreciation) on investments	88	(269)	7,248	(17,510)	21,751	—

Net Increase in Net Assets Resulting from Operations	92,200	33,342	35,198	6,540	64,854	10,972

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	910,715	3,120,055	75,973	84,282	66,536	65,549
Transfers between variable and fixed accounts, net	(525,884)	(1,643,608)	(24,903)	31,777	74,528	102,036
Transfers—policy charges and deductions	(946,536)	(258,481)	(49,240)	(50,376)	(51,329)	(31,503)
Transfers—surrenders	(604,082)	(4,735)	(3,965)	(8,606)	(4,140)	(12,384)
Transfers—other	(38,512)	(16,313)	(4,388)	(104,993)	(3,722)	(3,943)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,204,299)	1,196,918	(6,523)	(47,916)	81,873	119,755

NET INCREASE (DECREASE) IN NET ASSETS	(1,112,099)	1,230,260	28,675	(41,376)	146,727	130,727

NET ASSETS
Beginning of Year	2,075,751	845,491	367,414	408,790	330,856	200,129

End of Year	$963,652	$2,075,751	$396,089	$367,414	$477,583	$330,856

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Mid-Cap Growth		Real Estate		VN Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$804	$—	$57,909	$11,958	$103	$37
Realized gain (loss)	3,886	(201)	331,967	43,888	1,440	273
Change in unrealized appreciation on investments	12,183	27,835	198,936	140,152	634	298

Net Increase in Net Assets Resulting from Operations	16,873	27,634	588,812	195,998	2,177	608

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	56,440	45,632	231,453	231,984	1,869	898
Transfers between variable and fixed accounts, net	178,879	5,363	47,056	8,208	4,435	7,599
Transfers—policy charges and deductions	(43,739)	(26,773)	(93,299)	(74,910)	(1,759)	(278)
Transfers—surrenders	(6,079)	(10,250)	(12,770)	(19,418)	—	—
Transfers—other	(1,816)	(3,931)	(1,114)	(1,540)	61	58

Net Increase in Net Assets Derived from Policy Transactions	183,685	10,041	171,326	144,324	4,606	8,277

NET INCREASE IN NET ASSETS	200,558	37,675	760,138	340,322	6,783	8,885

NET ASSETS
Beginning of Year or Period	181,517	143,842	1,455,017	1,114,695	8,885	—

End of Year or Period	$382,075	$181,517	$2,215,155	$1,455,017	$15,668	$8,885

	II		III		V
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$73	$47	$—	$—	$59	$68
Realized gain	557	47	755	571	960	912
Change in unrealized appreciation (depreciation) on investments	360	1,362	397	373	518	(158)

Net Increase in Net Assets Resulting from Operations	990	1,456	1,152	944	1,537	822

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	—	—	—	—	—	—
Transfers—policy charges and deductions	(354)	(344)	(226)	(206)	(339)	(339)
Transfers—surrenders	—	—	—	—	—	—
Transfers—other	—	—	—	—	—	—

Net Decrease in Net Assets Derived from Policy Transactions	(354)	(344)	(226)	(206)	(339)	(339)

NET INCREASE IN NET ASSETS	636	1,112	926	738	1,198	483

NET ASSETS
Beginning of Year	11,825	10,713	7,130	6,392	11,299	10,816

End of Year	$12,461	$11,825	$8,056	$7,130	$12,497	$11,299

(1)	Operations commenced on May 6, 2005.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Fidelity VIP Contrafund®		Fidelity VIP Growth	Fidelity VIP Mid Cap
	Portfolio Service Class 2		Portfolio Service Class 2	Portfolio Service Class 2
	Year Ended	Period Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (1)	2006 (2)	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,226	$—	$—	$4	$—
Realized gain (loss)	13,530	—	(7)	(49)	—
Change in unrealized appreciation (depreciation) on investments	(731)	44	117	3,574	2

Net Increase in Net Assets Resulting from Operations	14,025	44	110	3,529	2

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	29,543	2,990	1,576	11,588	965
Transfers between variable and fixed accounts, net	153,012	15,947	3,816	56,902	—
Transfers—policy charges and deductions	(23,781)	(365)	(711)	(8,075)	(20)
Transfers—surrenders	—	—	—	—	—
Transfers—other	(300)	42	(374)	(10)	—

Net Increase in Net Assets Derived from Policy Transactions	158,474	18,614	4,307	60,405	945

NET INCREASE IN NET ASSETS	172,499	18,658	4,417	63,934	947

NET ASSETS
Beginning of Year or Period	18,658	—	—	947	—

End of Year or Period	$191,157	$18,658	$4,417	$64,881	$947

	Fidelity VIP Value Strategies		BlackRock Basic Value	BlackRock Global Allocation
	Portfolio Service Class 2		V.I. Fund Class III (3)	V.I. Fund Class III (4)
	Period Ended		Period Ended	Year Ended	Period Ended
	December 31,		December 31,	December 31,	December 31,
	2006 (2)		2006 (2)	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$34	$768	$90
Realized gain (loss)	—		233	1,229	(1)
Change in unrealized appreciation (depreciation) on investments	33		21	779	(22)

Net Increase in Net Assets Resulting from Operations	33		288	2,776	67

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	234		768	6,221	1,884
Transfers between variable and fixed accounts, net	231		1,511	19,212	3,039
Transfers—policy charges and deductions	(157)		(114)	(4,351)	(315)
Transfers—surrenders	—		—	—	—
Transfers—other	—		—	(6)	—

Net Increase in Net Assets Derived from Policy Transactions	308		2,165	21,076	4,608

NET INCREASE IN NET ASSETS	341		2,453	23,852	4,675

NET ASSETS
Beginning of Year or Period	—		—	4,675	—

End of Year or Period	$341		$2,453	$28,527	$4,675

(1)	Operations commenced on October 12, 2005 for Fidelity VIP Contrafund® Portfolio Service Class 2, November 29, 2005 for BlackRock Global Allocation V.I. Fund Class III, and December 12, 2005 for Fidelity VIP Mid Cap Portfolio Service Class 2 Variable Accounts.

(2)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(3)	BlackRock Basic Value V.I. Fund Class III Variable Account was formerly named Mercury Basic Value V.I. Fund Class III Variable Account.

(4)	BlackRock Global Allocation V.I. Fund Class III Variable Account was formerly named Mercury Global Allocation V.I. Fund Class III Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	T. Rowe Price Blue Chip		T. Rowe Price Equity Income		Van Eck Worldwide Hard
	Growth Portfolio - II		Portfolio - II		Assets Fund
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (1)	2006	2005 (1)	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$86	$7	$388	$6	$6	$—
Realized gain (loss)	(75)	—	873	48	52	5
Change in unrealized appreciation (depreciation) on investments	2,743	(73)	2,356	(66)	6,747	104

Net Increase (Decrease) in Net Assets Resulting from Operations	2,754	(66)	3,617	(12)	6,805	109

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	7,385	985	2,205	359	30,301	4,183
Transfers between variable and fixed accounts, net	32,481	6,412	29,206	1,249	24,914	2,011
Transfers—policy charges and deductions	(5,354)	(59)	(5,756)	(22)	(8,387)	(346)
Transfers—surrenders	—	—	—	—	—	—
Transfers—other	7	—	(372)	—	18	—

Net Increase in Net Assets Derived from Policy Transactions	34,519	7,338	25,283	1,586	46,846	5,848

NET INCREASE IN NET ASSETS	37,273	7,272	28,900	1,574	53,651	5,957

NET ASSETS
Beginning of Year or Period	7,272	—	1,574	—	5,957	—

End of Year or Period	$44,545	$7,272	$30,474	$1,574	$59,608	$5,957

(1)	Operations commenced on November 21, 2005 for T. Rowe Price Blue Chip Growth Portfolio — II, October 20, 2005 for Van Eck Worldwide Hard Assets Fund, and November 29, 2005 for T. Rowe Price Equity Income Portfolio — II Variable Accounts.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

				Ratios of
	AUV at	Number		Investment
	End of	of	Total	Income to
Variable Accounts	Year or	Units	Net	Average Net	Total
For the Year or Period Ended	Period	Outstanding	Assets	Assets (1)	Returns (2)

International Value
2006	$13.34	58,270	$777,218	1.65%	25.69%
2005	10.61	56,589	600,536	1.84%	9.43%
2004	9.70	52,487	509,010	1.54%	16.42%
2003	8.33	70,341	585,933	2.50%	27.71%
2002	6.52	33,334	217,418	1.14%	(13.91%)

International Small-Cap (3)
05/05/2006 - 12/31/2006	$10.15	5,195	$52,713	0.21%	1.47%

Equity Index
2006	$10.79	136,263	$1,469,853	1.80%	15.52%
2005	9.34	135,236	1,262,812	1.63%	4.67%
2004	8.92	100,338	895,158	1.95%	10.58%
2003	8.07	62,300	502,604	1.66%	28.29%
2002	6.29	62,159	390,876	1.63%	(22.34%)

Small-Cap Index
2006	$16.94	58,003	$982,694	1.44%	17.79%
2005	14.38	75,470	1,085,555	0.47%	4.38%
2004	13.78	60,351	831,677	0.86%	17.76%
2003	11.70	23,045	269,678	0.70%	46.53%
2002	7.99	14,509	115,875	1.07%	(21.19%)

Diversified Research
2006	$13.61	25,599	$348,504	0.69%	11.97%
2005	12.16	23,907	290,676	0.43%	5.24%
2004	11.55	25,653	296,377	1.18%	11.20%
2003	10.39	7,478	77,687	0.49%	32.63%
2002	7.83	3,528	27,641	0.35%	(24.19%)

Equity
2006	$7.87	8,931	$70,246	0.38%	8.65%
2005	7.24	11,104	80,390	0.30%	6.53%
2004	6.80	8,390	57,019	0.88%	5.14%
2003	6.46	6,513	42,097	0.41%	24.33%
2002	5.20	4,895	25,445	0.45%	(26.51%)

American Funds Growth-Income
2006	$12.49	30,749	$383,993	1.69%	14.77%
05/06/2005 - 12/31/2005	10.88	6,216	67,632	1.87%	8.80%

American Funds Growth
2006	$12.94	14,912	$192,959	0.57%	9.81%
05/06/2005 - 12/31/2005	11.78	7,752	91,353	0.77%	17.84%

Large-Cap Value
2006	$13.59	162,919	$2,213,817	1.54%	17.58%
2005	11.56	83,243	962,041	1.32%	6.16%
2004	10.89	93,768	1,020,835	1.57%	9.93%
2003	9.90	56,006	554,660	1.59%	31.24%
2002	7.55	22,798	172,037	1.49%	(22.96%)

Technology
2006	$7.66	23,854	$182,841	0.00%	9.34%
2005	7.01	21,854	153,195	0.00%	21.71%
2004	5.76	38,170	219,838	0.00%	3.66%
2003	5.56	14,846	82,486	0.00%	42.58%
2002	3.90	7,503	29,236	0.00%	(46.34%)

Short Duration Bond
2006	$10.82	41,628	$450,491	4.13%	4.27%
2005	10.38	38,525	399,849	3.09%	1.57%
2004	10.22	23,803	243,218	2.53%	1.21%
05/01/2003 - 12/31/2003	10.10	19,424	196,106	2.68%	0.96%

Concentrated Growth (4)
2006	$5.44	8,739	$47,548	0.00%	10.02%
2005	4.95	9,072	44,868	0.00%	2.34%
2004	4.83	6,825	32,979	0.00%	12.66%
2003	4.29	6,337	27,181	0.00%	43.22%
2002	3.00	5,531	16,566	0.00%	(38.62%)

Diversified Bond (3)
05/05/2006 - 12/31/2006	$10.51	5,806	$60,995	4.63%	5.06%

Growth LT
2006	$6.98	75,815	$529,505	0.62%	9.72%
2005	6.37	75,437	480,202	0.26%	7.68%
2004	5.91	67,197	397,256	0.00%	10.40%
2003	5.35	56,653	303,375	0.00%	33.98%
2002	4.00	47,167	188,520	1.01%	(28.97%)

Focused 30
2006	$17.50	10,986	$192,211	0.07%	23.71%
2005	14.14	12,174	172,168	0.86%	22.07%
2004	11.59	13,742	159,208	0.07%	14.85%
2003	10.09	10,593	106,858	0.00%	42.26%
2002	7.09	1,204	8,541	0.20%	(29.41%)

Health Sciences
2006	$13.25	32,721	$433,440	0.00%	8.11%
2005	12.25	33,707	413,016	0.00%	15.28%
2004	10.63	27,013	287,112	0.00%	7.54%
2003	9.88	21,465	212,142	0.00%	27.82%
2002	7.73	15,790	122,089	0.00%	(23.30%)

See Notes to Financial Statements	See explanation of references on 18

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	AUV at	Number		Investment
	End of	of	Total	Income to
Variable Accounts	Year or	Units	Net	Average Net	Total
For the Year or Period Ended	Period	Outstanding	Assets	Assets (1)	Returns (2)

Mid-Cap Value
2006	$20.99	115,535	$2,424,822	0.71%	14.97%
2005	18.25	103,278	1,885,331	0.59%	8.87%
2004	16.77	85,986	1,441,834	0.44%	25.08%
2003	13.41	63,948	857,321	0.66%	29.10%
2002	10.38	23,099	239,862	0.54%	(14.46%)

Large-Cap Growth (5)
2006	$8.30	177,578	$1,473,864	0.21%	(3.82%)
2005	8.63	153,517	1,324,721	0.40%	2.94%
2004	8.38	121,939	1,022,175	0.74%	4.65%
2003	8.01	85,844	687,606	0.31%	25.36%
2002	6.39	20,186	128,978	0.16%	(25.94%)

Capital Opportunities
2006	$10.00	20,631	$206,233	0.57%	13.23%
2005	8.83	18,909	166,941	1.25%	1.83%
2004	8.67	12,198	105,748	0.83%	12.69%
2003	7.69	9,433	72,567	0.43%	27.13%
2002	6.05	8,524	51,583	0.29%	(26.78%)

International Large-Cap
2006	$13.73	81,318	$1,116,571	2.85%	27.00%
2005	10.81	74,899	809,767	0.86%	12.70%
2004	9.59	69,006	662,002	1.17%	18.61%
2003	8.09	45,001	363,992	1.31%	30.52%
2002	6.20	21,382	132,510	1.03%	(17.63%)

Fasciano Small Equity (6)
2006	$8.90	18,493	$164,649	0.26%	5.07%
2005	8.47	18,081	153,212	0.22%	2.66%
2004	8.25	15,051	124,236	0.69%	18.94%
2003	6.94	12,846	89,147	0.55%	33.14%
2002	5.21	8,660	45,138	0.00%	(25.09%)

Small-Cap Value
2006	$21.49	18,990	$408,109	2.43%	19.75%
2005	17.95	15,952	286,278	1.46%	13.65%
2004	15.79	12,114	191,288	2.36%	24.41%
05/01/2003 -12/31/2003	12.69	5,852	74,278	1.49%	26.93%

Multi-Strategy
2006	$13.15	23,774	$312,736	2.62%	11.68%
2005	11.78	25,856	304,541	2.37%	3.78%
2004	11.35	23,275	264,157	1.91%	9.81%
2003	10.34	19,871	205,370	1.94%	23.28%
2002	8.38	12,357	103,600	2.47%	(13.06%)

Main Street Core (7)
2006	$10.97	73,634	$807,870	1.28%	15.18%
2005	9.53	75,919	723,179	1.23%	5.99%
2004	8.99	64,810	582,475	1.42%	9.54%
2003	8.20	56,951	467,263	1.08%	26.96%
2002	6.46	51,270	331,339	1.03%	(28.40%)

Emerging Markets
2006	$28.92	82,005	$2,371,346	0.79%	24.40%
2005	23.25	80,490	1,871,038	1.09%	41.47%
2004	16.43	65,953	1,083,699	2.16%	34.62%
2003	12.21	43,549	531,553	1.43%	68.48%
2002	7.24	3,025	21,915	0.47%	(3.07%)

Managed Bond
2006	$14.76	88,435	$1,305,374	4.04%	4.81%
2005	14.08	90,148	1,269,619	3.41%	2.63%
2004	13.72	70,185	963,082	3.02%	5.38%
2003	13.02	54,904	714,951	4.38%	6.24%
2002	12.26	47,700	584,688	5.03%	10.93%

Inflation Managed
2006	$14.99	52,482	$786,687	3.95%	0.52%
2005	14.91	55,364	825,601	3.12%	2.54%
2004	14.54	45,183	657,071	0.92%	8.90%
2003	13.35	59,395	793,167	0.06%	8.24%
2002	12.34	35,589	439,057	1.26%	15.45%

Money Market
2006	$11.82	81,529	$963,652	4.52%	4.69%
2005	11.29	183,854	2,075,751	2.80%	2.82%
2004	10.98	77,000	845,491	0.87%	1.01%
2003	10.87	296,570	3,223,891	0.85%	0.79%
2002	10.79	160,151	1,727,329	1.43%	1.41%

High Yield Bond
2006	$13.93	28,433	$396,089	7.39%	9.42%
2005	12.73	28,860	367,414	7.02%	2.37%
2004	12.44	32,871	408,790	7.23%	9.42%
2003	11.37	28,896	328,401	7.76%	20.29%
2002	9.45	29,958	283,043	9.26%	(3.00%)

Comstock (8)
2006	$12.64	37,776	$477,583	1.62%	16.33%
2005	10.87	30,445	330,856	1.72%	4.36%
2004	10.41	19,219	200,129	1.39%	17.17%
2003	8.89	11,878	105,565	1.10%	31.38%
2002	6.76	2,416	16,341	0.08%	(22.15%)

Mid-Cap Growth
2006	$9.77	39,102	$382,075	0.27%	8.93%
2005	8.97	20,236	181,517	0.00%	17.90%
2004	7.61	18,906	143,842	0.00%	21.59%
2003	6.26	13,445	84,129	0.00%	30.39%
2002	4.80	10,618	50,952	0.00%	(47.03%)

Real Estate (9)
2006	$34.44	64,328	$2,215,155	3.19%	38.06%
2005	24.94	58,336	1,455,017	0.96%	16.79%
2004	21.36	52,194	1,114,695	3.04%	37.62%
2003	15.52	37,134	576,270	3.85%	37.52%
2002	11.28	9,680	109,239	3.86%	(0.32%)

See Notes to Financial Statements	See explanation of references on 18

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	AUV at	Number		Investment
	End of	of	Total	Income to
Variable Accounts	Year or	Units	Net	Average Net	Total
For the Year or Period Ended	Period	Outstanding	Assets	Assets (1)	Returns (2)

VN Small-Cap Value
2006	$13.48	1,163	$15,668	0.77%	18.68%
05/06/2005 - 12/31/2005	11.36	782	8,885	1.11%	13.56%

II
2006	$14.01	889	$12,461	0.60%	8.52%
2005	12.91	916	11,825	0.43%	13.92%
10/19/2004 - 12/31/2004	11.33	945	10,713	1.24%	13.33%

III
2006	$15.10	534	$8,056	0.00%	16.35%
2005	12.98	550	7,130	0.00%	15.13%
10/19/2004 - 12/31/2004	11.27	567	6,392	0.00%	12.70%

V
2006	$14.05	889	$12,497	0.51%	13.89%
2005	12.34	916	11,299	0.63%	7.81%
10/19/2004 - 12/31/2004	11.44	945	10,816	2.68%	14.43%

Fidelity VIP Contrafund® Portfolio Service Class 2
2006	$12.18	15,696	$191,157	0.85%	11.43%
10/12/2005 - 12/31/2005	10.93	1,707	18,658	0.00%	9.29%

Fidelity VIP Growth Portfolio Service Class 2 (3)
02/06/2006 - 12/31/2006	$10.49	421	$4,417	0.00%	4.94%

Fidelity VIP Mid Cap Portfolio Service Class 2
2006	$11.19	5,799	$64,881	0.01%	12.40%
12/12/2005 - 12/31/2005	9.95	95	947	0.00%	(0.46%)

Fidelity VIP Value Strategies Portfolio Service Class 2 (3)
02/10/2006 - 12/31/2006	$11.18	31	$341	0.00%	11.78%

BlackRock Basic Value V.I. Fund Class III (3), (10)
06/07/2006 - 12/31/2006	$11.34	216	$2,453	3.72%	13.44%

BlackRock Global Allocation V.I. Fund Class III (11)
2006	$11.88	2,402	$28,527	4.18%	16.40%
11/29/2005 - 12/31/2005	10.20	458	4,675	See (12)	2.04%

T. Rowe Price Blue Chip Growth Portfolio — II
2006	$10.84	4,109	$44,545	0.26%	9.33%
11/21/2005 - 12/31/2005	9.92	733	7,272	0.90%	(0.83%)

T. Rowe Price Equity Income Portfolio — II
2006	$11.79	2,585	$30,474	1.65%	18.65%
11/29/2005 - 12/31/2005	9.94	158	1,574	5.23%	(0.62%)

Van Eck Worldwide Hard Assets Fund
2006	$15.07	3,956	$59,608	0.01%	24.49%
10/20/2005 - 12/31/2005	12.10	492	5,957	0.00%	21.04%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(4)	Prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(5)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(6)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(7)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account.

(8)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(9)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(10)	Prior to 10/01/2006, BlackRock Basic Value V.I. Fund Class III Variable Account was named Mercury Basic Value V.I. Fund Class III Fund Variable Account.

(11)	Prior to 10/01/2006, BlackRock Global Allocation V.I. Fund Class III Variable Account was named Mercury Global Allocation V.I. Fund Class III Variable Account.

(12)	Subsequent to its commencement of operations on 11/29/2005, the BlackRock Global Allocation V.I. Fund Class III Variable Account received its annual investment income distribution. The annualized investment income ratio was 25.20%. Prior to annualization the ratio was 2.28%.

See Notes to Financial Statements

Notes to Financial Statements
PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2006 is comprised of forty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, M Fund, Inc., Fidelity® Variable Insurance Products Funds, BlackRock Variable Series Funds, Inc. (formerly FAM Variable Series Funds, Inc.), T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, the “Funds”) as follows:
Pacific Select Fund
International Value
International Small-Cap
Equity Index
Small-Cap Index
Diversified Research
Equity
American Funds® Growth-Income
American Funds Growth
Large-Cap Value
Technology
Short Duration Bond
Concentrated Growth
Diversified Bond
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
Large-Cap Growth (formerly Blue Chip)
Capital Opportunities
International Large-Cap
Fasciano Small Equity
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
M Fund, Inc.
Brandes International Equity Fund (for Variable Account I)
Turner Core Growth Fund (for Variable Account II)
Frontier Capital Appreciation Fund (for Variable Account III)
Business Opportunity Value Fund (for Variable Account V)
Fidelity Variable Insurance Products Funds
Fidelity VIP Contrafund® Portfolio Service Class 2
Fidelity VIP Growth Portfolio Service Class 2
Fidelity VIP Mid Cap Portfolio Service Class 2
Fidelity VIP Value Strategies Portfolio Service Class 2
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund Class III
BlackRock Global Allocation V.I. Fund Class III
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio — II
T. Rowe Price Equity Income Portfolio — II
Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets Fund
     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., and Fidelity and Contrafund are registered trademarks of FMR Co., Inc. Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) two new Variable Accounts that commenced operations on May 5, 2006: the International Small-Cap and Diversified Bond Variable Accounts. The Fidelity VIP Growth Service Class 2 Variable Account commenced operations on February 6, 2006; the Fidelity VIP Value Strategies Service Class 2 Variable Account commenced operations on February 10, 2006; and the BlackRock Basic Value V.I. Fund Class III Variable Account commenced operations on June 7, 2006. There were no investments in Variable Account I as of December 31, 2006.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios (the “Acquired Portfolios”) the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 28, 2006. In connection with the Reorganization, a total of 9,223 outstanding accumulation units (valued at $101,962) of the Aggressive Growth Variable Account were exchanged for 10,349 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 70,145 outstanding accumulation units (valued at $867,271) of the Financial Services Variable Account were exchanged for 70,106 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 17,221 outstanding

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
accumulation units (valued at $236,196) of the Equity Income Variable Account were substituted by 20,605 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.
     The Separate Account funds individual flexible premium variable life insurance policies issued by PL&A. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for Federal income tax purposes. PL&A also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. SUBSEQUENT EVENTS
     On November 30, 2006, the Pacific Select Fund’s Board of Trustees approved plans of reorganization (the “2007 Reorganizations”) subject to approval by the shareholders of the Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively. Under the 2007 Reorganizations, the Equity and the Main Street Core Portfolios, the underlying portfolios for the Equity and the Main Street Core Variable Accounts, will acquire all of the assets and liabilities of the Concentrated Growth and Capital Opportunities Portfolios, respectively. The 2007 Reorganizations are expected to be effective as of the close of business on April 30, 2007 or on a later date as the parties may agree.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2006, were as follows:

Variable Accounts	Purchases	Sales

International Value	$94,774	$77,039
International Small-Cap (1)	52,449	1,653
Equity Index	158,883	149,844
Small-Cap Index	160,346	439,257
Diversified Research	59,095	37,698
Equity	8,104	24,094
American Funds Growth-Income	304,815	24,409
American Funds Growth	109,269	22,512
Large-Cap Value	1,189,849	205,891
Technology	38,312	23,245
Short Duration Bond	84,851	52,227
Concentrated Growth	7,687	9,324
Diversified Bond (1)	67,255	8,978
Growth LT	101,019	97,244
Focused 30	58,648	78,584
Health Sciences	66,183	79,526
Mid-Cap Value	384,738	154,483
Large-Cap Growth (2)	275,880	87,307
Capital Opportunities	25,371	9,633
International Large-Cap	247,941	175,312
Fasciano Small Equity	58,153	55,403
Small-Cap Value	113,573	54,932
Multi-Strategy	53,887	80,079
Main Street Core	99,245	123,038
Emerging Markets	244,254	223,866
Managed Bond	214,491	238,841
Inflation Managed	164,280	206,136
Money Market	1,285,236	2,489,535
High Yield Bond	106,158	112,681
Comstock	155,120	73,247
Mid-Cap Growth	231,436	47,751
Real Estate	289,066	117,740
VN Small-Cap Value	12,940	8,334
II	—	354
III	—	226
V	—	339
Fidelity VIP Contrafund® Portfolio Service Class 2	178,670	20,196
Fidelity VIP Growth Portfolio Service Class 2 (1)	5,022	715
Fidelity VIP Mid Cap Portfolio Service Class 2	66,524	6,119
Fidelity VIP Value Strategies Portfolio Service Class 2 (1)	373	65
BlackRock Basic Value V.I. Fund Class III (1), (3)	2,265	100
BlackRock Global Allocation V.I. Fund Class III (3)	26,369	5,293
T. Rowe Price Blue Chip Growth Portfolio — II	38,522	4,003
T. Rowe Price Equity Income Portfolio — II	30,471	5,188
Van Eck Worldwide Hard Assets Fund	56,317	9,471

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	The Large-Cap Growth Variable Account was formerly named Blue Chip Variable Account.

(3)	The BlackRock Basic Value V.I. Fund Class III and BlackRock Global Allocation V.I. Fund Class III Variable Accounts were formerly named Mercury Basic Value V.I. Fund Class III and Mercury Global Allocation V.I. Fund Class III Variable Accounts, respectively.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2006 and 2005 were as follows:

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

International Value	13,812	(12,131)	1,681	48,586	(44,484)	4,102
International Small-Cap (1)	5,589	(394)	5,195
Equity Index	26,053	(25,026)	1,027	59,425	(24,527)	34,898
Small-Cap Index	26,073	(43,540)	(17,467)	44,470	(29,351)	15,119
Diversified Research	8,150	(6,458)	1,692	13,270	(15,016)	(1,746)
Equity	2,929	(5,102)	(2,173)	7,889	(5,175)	2,714
American Funds Growth-Income (2)	28,564	(4,031)	24,533	7,271	(1,055)	6,216
American Funds Growth (2)	11,000	(3,840)	7,160	9,246	(1,494)	7,752
Large-Cap Value	105,516	(25,840)	79,676	38,621	(49,146)	(10,525)
Technology	6,839	(4,839)	2,000	8,490	(24,806)	(16,316)
Short Duration Bond	12,650	(9,547)	3,103	22,102	(7,380)	14,722
Concentrated Growth (3)	1,932	(2,265)	(333)	4,840	(2,593)	2,247
Diversified Bond (1)	6,453	(647)	5,806
Growth LT	21,654	(21,276)	378	48,547	(40,307)	8,240
Focused 30	4,475	(5,663)	(1,188)	4,326	(5,894)	(1,568)
Health Sciences	7,894	(8,880)	(986)	11,453	(4,759)	6,694
Mid-Cap Value	34,053	(21,796)	12,257	34,342	(17,050)	17,292
Large-Cap Growth (3)	50,872	(26,811)	24,061	60,446	(28,868)	31,578
Capital Opportunities	3,710	(1,988)	1,722	11,539	(4,828)	6,711
International Large-Cap	31,377	(24,958)	6,419	36,863	(30,970)	5,893
Fasciano Small Equity (3)	8,872	(8,460)	412	12,377	(9,347)	3,030
Small-Cap Value	6,941	(3,903)	3,038	7,556	(3,718)	3,838
Multi-Strategy	6,611	(8,693)	(2,082)	8,202	(5,621)	2,581
Main Street Core	14,333	(16,618)	(2,285)	22,977	(11,868)	11,109
Emerging Markets	13,538	(12,023)	1,515	22,658	(8,121)	14,537
Managed Bond	43,006	(44,719)	(1,713)	55,221	(35,258)	19,963
Inflation Managed	23,198	(26,080)	(2,882)	41,679	(31,498)	10,181
Money Market	149,667	(251,992)	(102,325)	402,487	(295,633)	106,854
High Yield Bond	16,128	(16,555)	(427)	11,836	(15,847)	(4,011)
Comstock	17,469	(10,138)	7,331	18,270	(7,044)	11,226
Mid-Cap Growth	28,240	(9,374)	18,866	6,911	(5,581)	1,330
Real Estate	11,228	(5,236)	5,992	12,292	(6,150)	6,142
VN Small-Cap Value (2)	1,695	(1,314)	381	946	(164)	782
II	—	(27)	(27)	—	(29)	(29)
III	—	(16)	(16)	—	(17)	(17)
V	—	(27)	(27)	—	(29)	(29)
Fidelity VIP Contrafund® Portfolio Service Class 2 (4)	16,443	(2,454)	13,989	1,740	(33)	1,707
Fidelity VIP Growth Portfolio Service Class 2 (1)	527	(106)	421
Fidelity VIP Mid Cap Portfolio Service Class 2 (4)	6,457	(753)	5,704	97	(2)	95
Fidelity VIP Value Strategies Portfolio Service Class 2 (1)	46	(15)	31
BlackRock Basic Value V.I. Fund Class III (1), (3)	227	(11)	216
BlackRock Global Allocation V.I. Fund Class III (3), (4)	2,733	(789)	1,944	489	(31)	458
T. Rowe Price Blue Chip Growth Portfolio — II (4)	3,911	(535)	3,376	739	(6)	733
T. Rowe Price Equity Income Portfolio — II (4)	2,993	(566)	2,427	160	(2)	158
Van Eck Worldwide Hard Assets Fund (4)	4,628	(1,164)	3,464	521	(29)	492

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 6, 2005.

(3)	The Concentrated Growth, Large-Cap Growth, Fasciano Small Equity, BlackRock Basic Value V.I. Fund Class III, and BlackRock Global Allocation V.I. Fund Class III Variable Accounts were formerly named I-Net Tollkeeper, Blue Chip, Aggressive Equity, Mercury Basic Value V.I. Fund Class III, and Mercury Global Allocation V.I. Fund Class III Variable Accounts, respectively.

(4)	Operations commenced on October 12, 2005 for Fidelity VIP Contrafund® Portfolio Service Class 2, October 20, 2005 for Van Eck Worldwide Hard Assets Fund, November 21, 2005 for T. Rowe Price Blue Chip Growth Portfolio — II, November 29, 2005 for BlackRock Global Allocation V.I. Fund Class III and T. Rowe Price Equity Income Portfolio — II, and December 12, 2005 for Fidelity VIP Mid Cap Portfolio Service Class 2 Variable Accounts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) comprised of International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Concentrated Growth, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth (formerly Blue Chip), Capital Opportunities, International Large-Cap, Fasciano Small Equity, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, VN Small-Cap Value, Variable Account II, Variable Account III, Variable Account V, Fidelity® VIP Contrafund® Portfolio Service Class 2, Fidelity VIP Growth Portfolio Service Class 2, Fidelity VIP Mid Cap Portfolio Service Class 2, Fidelity VIP Value Strategies Portfolio Service Class 2, BlackRock Basic Value V.I. Fund Class III (formerly Mercury Basic Value V.I. Fund Class III), BlackRock Global Allocation V.I. Fund Class III (formerly Mercury Global Allocation V.I. Fund Class III), T. Rowe Price Blue Chip Growth Portfolio — II, T. Rowe Price Equity Income Portfolio — II, and Van Eck Worldwide Hard Assets Fund Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2006, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Accordingly, we express no such opinion. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2007

Annual Report
as of December 31, 2006

•	Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Pacific Life & Annuity Company
Client Services Department Mailing Address:
700 Newport Center Drive
PO Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	85-23210-06